I. Income Taxes (Tables)	12 Months Ended
Sep. 30, 2016
I. Income Taxes Tables
Deferred tax assets
	2016	2015
Accrued payroll related liabilities	$885	$1,036
Depreciation and amortization	469	586
Total deferred tax assets	1,354	1,622
State taxes	(94)	(113)
Total deferred tax liabilities	(94)	(113)
Net deferred tax assets	1,260	1,509
Valuation allowance for deferred assets	(1,260)	(1,509)
Net deferred tax asset	$—	$—

Tax rate reconciliation
	2016	2015
Effective income tax rate	0%	0%

United States Federal income tax at statutory rate	$(1,209)	$(891)
State income taxes (net of federal benefit)	1	1
NQSO forfeiture	151	234
Prior year deferred true up	—	39
Change in valuation reserves	(212)	(153)
FIN 48	1,329	883
Other	(57)	(111)
Provision for income taxes	$2	$2

Unrecognized tax benefits

Amount
(in thousands)
Unrecognized tax benefits at October 1, 2015	$5,085
Additions for tax positions related to current year	117
Additions/reductions for tax positions taken in prior years	6
Unrecognized tax benefits at September 30, 2016	$5,208

Reconciliation of the current year tax provision
Current – Federal	$—
Current – State	2
2

Deferred - Federal	194
Deferred – State	55
249
Less: Valuation Allowance	(249)
—
Total current and deferred	$2